UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2010

Check here if Amendment [  ]: Amendment Number:

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Keywise Capital Management Limited
Address:  Walker House
          87 Mary Street, George Town
          Grand Cayman KYI-9005
          Cayman Islands

Form 13F File Number:      028-13756
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fang Zheng
Title:      Director of Keywise Capital Management Limited
Phone:      +852 2815 7994

Signature, Place and Date of Signing:

      /s/ Fang Zheng                 Beijing, China            May 17, 2010
--------------------------           --------------          -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               ------------
Form 13F Information Table Entry Total:                 5
                                               ------------
Form 13F Information Table Value Total:          $165,933
                                               -------------
                                              (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                  KEYWISE CAPITAL MANAGEMENT LIMITED
                                                                 FORM 13F
                                                   Quarter Ended March 31, 2010

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                               CLASS                      VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                               -----                      ------      -------   ---  ----  ----------   -----    -------------------
NAME OF ISSUER                 TITLE          CUSIP      (X$1,000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------                 -----          -----      ---------    -------   ---  ----  ----------  --------   ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
BAIDU INC                    SPON ADR REP A   056752108     55,402      92,800   SH           SOLE                 92,800
CHINA MED TECHNOLOGIES INC   SPONSORED ADR    169483104     31,233   2,293,165   SH           SOLE              2,293,165
EXCEED COMPANY LTD                SHS         G32335104      8,544     873,600   SH           SOLE                873,600
NATIONAL OILWELL VARCO INC        COM         637071101      3,685      90,800   SH           SOLE                 90,800
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR    874039100     67,069   6,393,608   SH           SOLE              6,393,608